Revenues by products (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Revenue from External Customer [Line Items]
Total revenues by products	$ 66,686,301	$ 78,912,770
Coke
Revenue from External Customer [Line Items]
Total revenues by products	31,171,635	38,656,636
Coal tar
Revenue from External Customer [Line Items]
Total revenues by products	1,719,416	1,946,314
Raw coal
Revenue from External Customer [Line Items]
Total revenues by products	604,331	1,434,443
Mid-coal
Revenue from External Customer [Line Items]
Total revenues by products	1,933,332	3,614,057
Washed coal
Revenue from External Customer [Line Items]
Total revenues by products	24,272,969	32,867,839
Coke powder
Revenue from External Customer [Line Items]
Total revenues by products	6,104,376
Coal slurries
Revenue from External Customer [Line Items]
Total revenues by products	819,134	393,481
Crude benzol
Revenue from External Customer [Line Items]
Total revenues by products	$ 61,108